Assets and Condensed Schedule of Investments by Class of Units (Details 3) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Securities owned
Investments Owned, fair value	$ 112,187,759		$ 242,024,612
Percent of Partners' Capital (Net Asset Value)	4.15%		0.00%
Investments Owned, cost	111,958,454		241,686,422
Securities owned
Securities owned
Investments Owned, fair value	112,187,759		242,024,612
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	89,383,625		157,597,272
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	89,200,000		157,435,063
Securities owned | Corporate Bonds
Securities owned
Investments Owned, fair value	12,116,846		74,428,993
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	12,077,022	[1]	74,253,167	[1]
Securities owned | Commercial paper
Securities owned
Investments Owned, fair value	10,687,288
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	10,681,432
U.S. Treasury Bill | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value	12,400,000
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	12,395,634
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	12,393,731
U.S. Treasury Bill | Securities owned
Securities owned
Investments Owned, Face Value			10,000,000
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			9,998,347
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			9,998,192
Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	20,000,000		132,450,000
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	20,069,167		132,509,255
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	66,700,000		25,000,000
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	66,813,621		25,088,017
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	2,500,000
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	2,500,837
Percent of Partners' Capital (Net Asset Value)	0.84%
Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	1,542,000		17,122,000
Investments Owned, Rate of Return Range Minimum	0.80%	[1]	0.60%	[1]
Investments Owned, Rate of Return Range Maximum			1.40%	[1]
Investments Owned, fair value	1,553,227		17,538,526
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	10,283,000		54,702,000
Investments Owned, Rate of Return Range Minimum	0.70%	[1]	0.50%	[1]
Investments Owned, Rate of Return Range Maximum	1.10%	[1]	1.50%	[1]
Investments Owned, fair value	10,563,619		56,890,467
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	2,584,000
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	2,580,625
Percent of Partners' Capital (Net Asset Value)	0.86%
U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	8,110,000
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	8,106,663
Percent of Partners' Capital (Net Asset Value)	2.72%
Class A
Securities owned
Investments Owned, fair value	5,828,936		11,552,242
Investments Owned, cost	5,817,022		11,536,100
Class A | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	4,644,102		7,522,383
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	4,634,561		7,514,641
Class A | Corporate Bonds
Securities owned
Investments Owned, fair value	629,555		3,552,621
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	627,486		3,544,229
Class A | Commercial paper
Securities owned
Investments Owned, fair value	555,279
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	554,975
Class A | Securities owned
Securities owned
Investments Owned, fair value	5,828,936		11,552,242
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Class A | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			477,317
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			477,238
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			477,230
Class A | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	644,266
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	644,040
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	643,941
Class A | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	1,039,139		6,322,061
Investments Owned, Rate of Return Range Minimum	1.10%		0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	1,042,733		6,324,890
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Class A | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	3,465,530		1,193,292
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.13%		1.20%
Investments Owned, fair value	3,471,433		1,197,493
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Class A | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	129,892
Investments Owned, Rate of Return Range Minimum	1.30%
Investments Owned, fair value	129,936
Percent of Partners' Capital (Net Asset Value)	0.84%
Class A | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	80,118		817,262
Investments Owned, Rate of Return Range Minimum	0.80%		0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	80,701		837,143
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Class A | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	534,274		2,611,019
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	548,854		2,715,478
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Class A | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	134,257
Investments Owned, Rate of Return Range Minimum	0.50%
Investments Owned, fair value	134,081
Percent of Partners' Capital (Net Asset Value)	0.86%
Class A | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	421,371
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	421,198
Percent of Partners' Capital (Net Asset Value)	2.72%
Class B
Securities owned
Investments Owned, fair value	60,851,309		118,037,795
Investments Owned, cost	60,726,933		117,872,856
Class B | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	48,482,212		76,861,747
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	48,382,612		76,782,636
Class B | Corporate Bonds
Securities owned
Investments Owned, fair value	6,572,249		36,299,755
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	6,550,649		36,214,003
Class B | Commercial paper
Securities owned
Investments Owned, fair value	5,796,848
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	5,793,672
Class B | Securities owned
Securities owned
Investments Owned, fair value	60,851,309		118,037,795
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Class B | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			4,877,099
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			4,876,293
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			4,876,217
Class B | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	6,725,834
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	6,723,466
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	6,722,434
Class B | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	10,848,119		64,597,174
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	10,885,636		64,626,073
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Class B | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	36,178,478		12,192,747
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.13%		1.20%
Investments Owned, fair value	36,240,107		12,235,674
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Class B | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	1,356,015
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	1,356,469
Percent of Partners' Capital (Net Asset Value)	0.84%
Class B | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	836,390		8,350,569
Investments Owned, Rate of Return	0.80%
Investments Owned, Rate of Return Range Minimum			0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	842,479		8,553,712
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Class B | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	5,577,561		26,678,706
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	5,729,770		27,746,043
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Class B | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	1,401,577
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	1,399,746
Percent of Partners' Capital (Net Asset Value)	0.86%
Class B | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	4,398,912
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	4,397,102
Percent of Partners' Capital (Net Asset Value)	2.72%
Legacy 1 Class
Securities owned
Investments Owned, fair value	993,756		2,020,167
Investments Owned, cost	991,726		2,017,345
Legacy 1 Class | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	791,758		1,315,456
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	790,132		1,314,103
Legacy 1 Class | Corporate Bonds
Securities owned
Investments Owned, fair value	107,330		621,255
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	106,978		619,788
Legacy 1 Class | Commercial paper
Securities owned
Investments Owned, fair value	94,668
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	94,616
Legacy 1 Class | Securities owned
Securities owned
Investments Owned, fair value	993,756		2,020,167
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Legacy 1 Class | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			83,470
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			83,456
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			83,454
Legacy 1 Class | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	109,839
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	109,800
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	109,783
Legacy 1 Class | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	177,160		1,105,554
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	177,772		1,106,048
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Legacy 1 Class | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	590,827		208,674
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	591,834		209,408
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Legacy 1 Class | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	22,145
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	22,152
Percent of Partners' Capital (Net Asset Value)	0.84%
Legacy 1 Class | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	13,659		142,916
Investments Owned, Rate of Return	0.80%
Investments Owned, Rate of Return Range Minimum			0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	13,758		146,393
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Legacy 1 Class | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	91,087		456,595
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	93,572		474,862
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Legacy 1 Class | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	22,889
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	22,859
Percent of Partners' Capital (Net Asset Value)	0.86%
Legacy 1 Class | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	71,838
Investments Owned, Rate of Return	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	71,809
Percent of Partners' Capital (Net Asset Value)	2.72%
Legacy 2 Class
Securities owned
Investments Owned, fair value	341,528		2,811,853
Investments Owned, cost	340,831		2,807,925
Legacy 2 Class | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	272,107		1,830,973
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	271,548		1,829,088
Legacy 2 Class | Corporate Bonds
Securities owned
Investments Owned, fair value	36,886		864,719
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	36,766		862,677
Legacy 2 Class | Commercial paper
Securities owned
Investments Owned, fair value	32,535
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	32,517
Legacy 2 Class | Securities owned
Securities owned
Investments Owned, fair value	341,528		2,811,853
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Legacy 2 Class | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			116,180
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			116,161
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			116,160
Legacy 2 Class | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	37,749
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	37,735
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	37,730
Legacy 2 Class | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	60,885		1,538,811
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	61,096		1,539,499
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Legacy 2 Class | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	203,052		290,451
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	203,398		291,474
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Legacy 2 Class | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	7,611
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	7,613
Percent of Partners' Capital (Net Asset Value)	0.84%
Legacy 2 Class | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	4,694		198,924
Investments Owned, Rate of Return	0.80%
Investments Owned, Rate of Return Range Minimum			0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	4,728		203,763
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Legacy 2 Class | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	31,304		635,531
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	32,158		660,956
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Legacy 2 Class | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	7,866
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	7,856
Percent of Partners' Capital (Net Asset Value)	0.86%
Legacy 2 Class | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	24,689
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	24,679
Percent of Partners' Capital (Net Asset Value)	2.72%
Global 1 Class
Securities owned
Investments Owned, fair value	3,630,823		5,111,281
Investments Owned, cost	3,623,402		5,104,139
Global 1 Class | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	2,892,795		3,328,273
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	2,886,852		3,324,847
Global 1 Class | Corporate Bonds
Securities owned
Investments Owned, fair value	392,147		1,571,854
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	390,858		1,568,141
Global 1 Class | Commercial paper
Securities owned
Investments Owned, fair value	345,881
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	345,692
Global 1 Class | Securities owned
Securities owned
Investments Owned, fair value	3,630,823		5,111,281
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Global 1 Class | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			211,188
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			211,154
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			211,151
Global 1 Class | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	401,311
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	401,170
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	401,108
Global 1 Class | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	647,276		2,797,191
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	649,515		2,798,443
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Global 1 Class | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	2,158,666		527,971
Investments Owned, Rate of Return	1.00%
Investments Owned, Rate of Return Range Minimum			1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	2,162,343		529,830
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Global 1 Class | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	80,910
Investments Owned, Rate of Return Range Minimum	1.30%
Investments Owned, fair value	80,937
Percent of Partners' Capital (Net Asset Value)	0.84%
Global 1 Class | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	49,905		361,597
Investments Owned, Rate of Return	0.80%
Investments Owned, Rate of Return Range Minimum			0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	50,268		370,393
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Global 1 Class | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	332,797		1,155,243
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	341,879		1,201,461
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Global 1 Class | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	83,628
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	83,519
Percent of Partners' Capital (Net Asset Value)	0.86%
Global 1 Class | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	262,470
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	262,362
Percent of Partners' Capital (Net Asset Value)	2.72%
Global 2 Class
Securities owned
Investments Owned, fair value	2,204,153		8,855,230
Investments Owned, cost	2,199,646		8,842,856
Global 2 Class | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	1,756,120		5,766,191
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	1,752,511		5,760,256
Global 2 Class | Corporate Bonds
Securities owned
Investments Owned, fair value	238,059		2,723,218
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	237,277		2,716,785
Global 2 Class | Commercial paper
Securities owned
Investments Owned, fair value	209,974
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	209,858
Global 2 Class | Securities owned
Securities owned
Investments Owned, fair value	2,204,153		8,855,230
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Global 2 Class | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			365,881
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			365,821
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			365,815
Global 2 Class | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	243,623
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	243,537
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	243,500
Global 2 Class | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	392,940		4,846,099
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	394,299		4,848,267
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Global 2 Class | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	1,310,454		914,703
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	1,312,687		917,924
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Global 2 Class | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	49,117
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	49,134
Percent of Partners' Capital (Net Asset Value)	0.84%
Global 2 Class | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	30,296		626,462
Investments Owned, Rate of Return	0.80%
Investments Owned, Rate of Return Range Minimum			0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	30,516		641,702
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Global 2 Class | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	202,030		2,001,444
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	207,543		2,081,516
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Global 2 Class | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	50,768
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	50,702
Percent of Partners' Capital (Net Asset Value)	0.86%
Global 2 Class | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	159,337
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	159,272
Percent of Partners' Capital (Net Asset Value)	2.72%
Global 3 Class
Securities owned
Investments Owned, fair value	38,337,254		93,636,044
Investments Owned, cost	38,258,894		93,505,201
Global 3 Class | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, fair value	30,544,531		60,972,249
Percent of Partners' Capital (Net Asset Value)	29.94%		35.23%
Investments Owned, cost	30,481,784		60,909,492
Global 3 Class | Corporate Bonds
Securities owned
Investments Owned, fair value	4,140,620		28,795,571
Percent of Partners' Capital (Net Asset Value)	4.06%		16.64%
Investments Owned, cost	4,127,008		28,727,544
Global 3 Class | Commercial paper
Securities owned
Investments Owned, fair value	3,652,103
Percent of Partners' Capital (Net Asset Value)	3.58%
Investments Owned, cost	3,650,102
Global 3 Class | Securities owned
Securities owned
Investments Owned, fair value	38,337,254		93,636,044
Percent of Partners' Capital (Net Asset Value)	37.58%		54.10%
Global 3 Class | U.S. Treasury Bill | U.S. Government securities
Securities owned
Investments Owned, Face Value			3,868,865
Investments Owned, Rate of Return			0.10%
Investments Owned, fair value			3,868,224
Percent of Partners' Capital (Net Asset Value)			2.23%
Investments Owned, cost			3,868,165
Global 3 Class | U.S. Treasury Bill | Securities in broker trading accounts
Securities owned
Investments Owned, Face Value	4,237,378
Investments Owned, Rate of Return	0.10%
Investments Owned, fair value	4,235,886
Percent of Partners' Capital (Net Asset Value)	4.15%
Investments Owned, cost	4,235,235
Global 3 Class | Federal Farm Credit Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	6,834,481		51,243,110
Investments Owned, Rate of Return	1.10%
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.90%
Investments Owned, fair value	6,858,116		51,266,035
Percent of Partners' Capital (Net Asset Value)	6.72%		29.62%
Global 3 Class | Federal Home Loan Banks | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	22,792,993		9,672,162
Investments Owned, Rate of Return Range Minimum	1.00%		1.00%
Investments Owned, Rate of Return Range Maximum	1.30%		1.20%
Investments Owned, fair value	22,831,819		9,706,214
Percent of Partners' Capital (Net Asset Value)	22.38%		5.61%
Global 3 Class | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value	854,310
Investments Owned, Rate of Return	1.30%
Investments Owned, fair value	854,596
Percent of Partners' Capital (Net Asset Value)	0.84%
Global 3 Class | Foreign corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	526,938		6,624,270
Investments Owned, Rate of Return	0.80%
Investments Owned, Rate of Return Range Minimum			0.60%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, fair value	530,777		6,785,420
Percent of Partners' Capital (Net Asset Value)	0.52%		3.92%
Global 3 Class | U.S. corporate bonds | Corporate Bonds
Securities owned
Investments Owned, Face Value	3,513,947		21,163,462
Investments Owned, Rate of Return Range Minimum	0.70%		0.50%
Investments Owned, Rate of Return Range Maximum	1.10%		1.50%
Investments Owned, fair value	3,609,843		22,010,151
Percent of Partners' Capital (Net Asset Value)	3.54%		12.72%
Global 3 Class | Foreign commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	883,015
Investments Owned, Rate of Return	0.50%
Investments Owned, fair value	881,862
Percent of Partners' Capital (Net Asset Value)	0.86%
Global 3 Class | U.S. commercial paper | Commercial paper
Securities owned
Investments Owned, Face Value	2,771,383
Investments Owned, Rate of Return Range Minimum	0.30%
Investments Owned, Rate of Return Range Maximum	0.40%
Investments Owned, fair value	$ 2,770,241
Percent of Partners' Capital (Net Asset Value)	2.72%

[1]	No individual position constituted greater than 1 percent of partners' capital (net asset value).